Trade and Other Receivables	12 Months Ended
Jun. 30, 2021
Disclosure of trade and other receivables [text block] [Abstract]
TRADE AND OTHER RECEIVABLES

5. TRADE AND OTHER RECEIVABLES

	Years Ended June 30,
	2021	2020

Accrued interest income	269	12,584
R&D tax incentive receivable	4,126,364	-
Goods and services tax receivable	47,706	48,737
Payroll tax receivable	103,338	-
Total Trade and Other Receivables	4,277,677	61,321

R&D tax incentive receivable represents the amount of the financial year 2021 R&D tax incentive the Group expects to recover. For further details, see note 2.